GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Beginning balance, as of January 1		$ 1,318,242	$ 1,284,710
Acquisitions	[1]	54,203	24,346
Functional currency translation adjustments		(6,239)	9,186
Ending balance, as of December 31		1,366,206	1,318,242
Customer Engagement [Member]
Goodwill [Line Items]
Beginning balance, as of January 1		1,053,922	1,022,198
Acquisitions	[1]	54,203	24,346
Functional currency translation adjustments		(5,034)	7,378
Ending balance, as of December 31		1,103,091	1,053,922
Financial Crime and Compliance [Member]
Goodwill [Line Items]
Beginning balance, as of January 1		264,320	262,512
Acquisitions	[1]
Functional currency translation adjustments		(1,205)	1,808
Ending balance, as of December 31		$ 263,115	$ 264,320

[1]	Including adjustments of $5,624 and $(3,799), resulting from finalization of purchase price allocations with respect to 2018 and 2017, respectively.